Capital and financial risk management - Liquidity risk - Maturity profile for derivative financial liabilities (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024
Financial derivatives
Financial derivatives, payable	€ (73,663)	€ (63,984)
Financial derivatives, receivable	82,758	72,752
Financial derivatives	9,095	8,768
Effect of discount/financing rates	(6,804)	(6,066)
Financial derivative net receivable	2,291	2,702
Within one year
Financial derivatives
Financial derivatives, payable	(8,207)	(7,181)
Financial derivatives, receivable	8,792	7,886
Financial derivatives	585	705
In one to two years
Financial derivatives
Financial derivatives, payable	(5,780)	(4,984)
Financial derivatives, receivable	6,180	5,466
Financial derivatives	400	482
In two to three years
Financial derivatives
Financial derivatives, payable	(2,363)	(5,496)
Financial derivatives, receivable	2,807	5,910
Financial derivatives	444	414
In three to four years
Financial derivatives
Financial derivatives, payable	(5,782)	(2,457)
Financial derivatives, receivable	6,326	2,909
Financial derivatives	544	452
In four to five years
Financial derivatives
Financial derivatives, payable	(4,174)	(3,451)
Financial derivatives, receivable	4,666	4,020
Financial derivatives	492	569
In more than five years
Financial derivatives
Financial derivatives, payable	(47,357)	(40,415)
Financial derivatives, receivable	53,987	46,561
Financial derivatives	€ 6,630	€ 6,146